Goodwill and Other Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 2,216	$ 1,783
Finite-Lived Intangible Assets, Accumulated Amortization	(434)	(385)
Finite-Lived Intangible Assets, Net, Total	1,782	1,398
Indefinite-lived Intangible Assets (Excluding Goodwill)	59	52
Indefinite- lived intangible assets, Amortization	0	0
Intangible Assets, Gross	2,275	1,835
Intangible Assets, Net	1,841	1,450	$ 827
Land Use Rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Indefinite-lived Intangible Assets (Excluding Goodwill)	42	28
Indefinite- lived intangible assets, Amortization	0	0
Transmission Rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Indefinite-lived Intangible Assets (Excluding Goodwill)	16	19
Indefinite- lived intangible assets, Amortization	0	0
Water rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Indefinite-lived Intangible Assets (Excluding Goodwill)	0	3
Indefinite- lived intangible assets, Amortization	0	0
Other Indefinite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Indefinite-lived Intangible Assets (Excluding Goodwill)	1	2
Indefinite- lived intangible assets, Amortization	0	0
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	582	457
Finite-Lived Intangible Assets, Accumulated Amortization	(307)	(279)
Finite-Lived Intangible Assets, Net, Total	275	178
Emission allowances [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	37	18
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Finite-Lived Intangible Assets, Net, Total	37	18
Project Development Rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	991	819
Finite-Lived Intangible Assets, Accumulated Amortization	(17)	(8)
Finite-Lived Intangible Assets, Net, Total	974	811
Contracts
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	342	183
Finite-Lived Intangible Assets, Accumulated Amortization	(40)	(48)
Finite-Lived Intangible Assets, Net, Total	302	135
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	57	111
Finite-Lived Intangible Assets, Accumulated Amortization	(20)	(17)
Finite-Lived Intangible Assets, Net, Total	37	94
Compensation from Concession Agreement
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	207	195
Finite-Lived Intangible Assets, Accumulated Amortization	(50)	(33)
Finite-Lived Intangible Assets, Net, Total	$ 157	$ 162